Jones & Babson, Inc.
                                700 Karnes Blvd
                        Kansas City, Missouri  64108-3306




November 2, 1998


FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC   20549
Attn: Filing Desk

Re:  SHADOW STOCK FUND, INC.
     File Nos. 33-15074; 811-5218
     Post-Effective Amendment No. 15; Amendment 17 on Form N-1A

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 15/17 to the Registration Statement of Shadow Stock Fund, Inc. which was filed with the Securities and Exchange Commission electronically on October 23, 1998.

Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,
/s/Martin A. Cramer
Martin A. Cramer
Secretary